General	6 Months Ended
Jun. 30, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

Valens Semiconductor Ltd. (hereafter “Valens”, and together with its wholly owned subsidiaries, the “Company”), was incorporated in Israel in 2006.

As of September 30, 2021, the Company began trading on the New York Stock Exchange under the Symbol “VLN”.

Please also refer to Note 1(c) in the consolidated financial statement for the year ended December 31, 2022.

Valens is a leading provider of semiconductor products (chips), operates in the Audio-Video and Automotive industries, renowned for its Physical Layer (PHY) technology, enabling resilient high-speed connectivity over simple, low-cost infrastructure. Valens is the inventor of the HDBaseT Technology, which enables the converged delivery of ultra-high-definition digital video and audio, Ethernet, control signals, USB and power through a single cable. In the audio-video space, Valens’ HDBaseT technology enables plug-and-play digital connectivity between ultra-HD video sources and remote displays. In the automotive domain, Valens’ product offering includes both symmetric and asymmetric connectivity technology for high bandwidth transmission of native interfaces over a single low-cost wires and connectors. Valens’ advanced PHY technology for the auto industry provides the safety and resilience required to handle the noisy automotive environment, addressing the needs of Advanced Driver Assistance Systems (ADAS), Automotive Data Solutions (ADS), infotainment, telematics and backbone connectivity.